Transamerica Large Core

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Aerospace & Defense - 1.1%
Boeing Co. (A)	316	$ 63,276
General Dynamics Corp.	991	210,191
L3 Harris Technologies, Inc.	666	139,387
Lockheed Martin Corp.	3,247	1,263,505
Raytheon Technologies Corp.	6,850	617,802

		2,294,161

Air Freight & Logistics - 0.9%
CH Robinson Worldwide, Inc.	136	14,232
Expeditors International of Washington, Inc.	2,545	291,352
United Parcel Service, Inc., Class B	7,320	1,480,177

		1,785,761

Automobiles - 2.2%
Ford Motor Co.	17,542	356,103
General Motors Co. (A)	7,011	369,690
Tesla, Inc. (A)	3,988	3,735,639

		4,461,432

Banks - 4.2%
Bank of America Corp.	30,048	1,386,415
Citigroup, Inc.	8,447	550,069
Citizens Financial Group, Inc.	3,171	163,211
First Republic Bank	1,765	306,386
JPMorgan Chase & Co.	13,555	2,014,273
KeyCorp	33,681	844,046
PNC Financial Services Group, Inc.	3,254	670,292
SVB Financial Group (A)	1,137	663,894
US Bancorp	30,436	1,771,071
Wells Fargo & Co.	530	28,514

		8,398,171

Beverages - 0.5%
Coca-Cola Co.	11,498	701,493
Constellation Brands, Inc., Class A	487	115,784
Monster Beverage Corp. (A)	2,105	182,546

		999,823

Biotechnology - 1.7%
AbbVie, Inc.	8,692	1,189,848
Amgen, Inc.	6,626	1,505,030
Biogen, Inc. (A)	337	76,162
Gilead Sciences, Inc.	2,577	176,988
Moderna, Inc. (A)	1,104	186,940
Regeneron Pharmaceuticals, Inc. (A)	281	171,014

		3,305,982

Building Products - 0.5%
A.O. Smith Corp.	8,980	686,252
Johnson Controls International PLC	5,218	379,192

		1,065,444

Capital Markets - 3.3%
BlackRock, Inc.	35	28,803
Cboe Global Markets, Inc.	3,566	422,678
Goldman Sachs Group, Inc.	570	202,168
Intercontinental Exchange, Inc.	1,437	182,010
Moody’s Corp.	2,143	735,049
Morgan Stanley	3,431	351,815

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Raymond James Financial, Inc.	20,090	$ 2,126,928
S&P Global, Inc.	3,825	1,588,216
State Street Corp.	5,061	478,265
T. Rowe Price Group, Inc.	3,750	579,112

		6,695,044

Chemicals - 0.9%
CF Industries Holdings, Inc.	1,984	136,638
Corteva, Inc.	14,482	696,294
Dow, Inc.	9,985	596,404
LyondellBasell Industries NV, Class A	2,959	286,224
Mosaic Co.	4,346	173,623

		1,889,183

Commercial Services & Supplies - 0.2%
Copart, Inc. (A)	1,004	129,767
Rollins, Inc.	9,340	288,139

		417,906

Communications Equipment - 0.6%
Arista Networks, Inc. (A)	1,397	173,661
Cisco Systems, Inc.	16,699	929,633

		1,103,294

Consumer Finance - 1.0%
American Express Co.	5,252	944,415
Capital One Financial Corp.	3,852	565,204
Discover Financial Services	5,023	581,412

		2,091,031

Containers & Packaging - 0.7%
Avery Dennison Corp.	4,481	920,487
International Paper Co.	11,108	535,961

		1,456,448

Distributors - 0.3%
Genuine Parts Co.	316	42,100
LKQ Corp.	8,847	485,612

		527,712

Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc., Class B (A)	10,472	3,277,945

Diversified Telecommunication Services - 1.0%
AT&T, Inc.	27,989	713,719
Lumen Technologies, Inc.	7,344	90,772
Verizon Communications, Inc.	22,313	1,187,721

		1,992,212

Electric Utilities - 1.0%
Exelon Corp.	12,284	711,858
NextEra Energy, Inc.	3,490	272,639
NRG Energy, Inc.	5,909	235,946
PPL Corp.	24,117	715,793

		1,936,236

Electrical Equipment - 0.0% (B)
Emerson Electric Co.	860	79,077

Electronic Equipment, Instruments & Components - 1.0%
CDW Corp.	1,986	375,453
Corning, Inc.	10,411	437,678
Keysight Technologies, Inc. (A)	257	43,387
TE Connectivity Ltd.	2,767	395,709

Transamerica Funds	Page 1

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Trimble, Inc. (A)	8,795	$ 634,647
Zebra Technologies Corp., Class A (A)	292	148,663

		2,035,537

Energy Equipment & Services - 0.2%
Halliburton Co.	1,307	40,177
Schlumberger NV	8,963	350,185

		390,362

Entertainment - 0.5%
Activision Blizzard, Inc.	1,196	94,496
Electronic Arts, Inc.	314	41,655
Netflix, Inc. (A)	972	415,180
Walt Disney Co. (A)	2,691	384,733

		936,064

Equity Real Estate Investment Trusts - 1.9%
Boston Properties, Inc.	5,430	608,594
Essex Property Trust, Inc.	133	44,223
Extra Space Storage, Inc.	304	60,250
Host Hotels & Resorts, Inc. (A)	6,421	111,340
Iron Mountain, Inc.	2,458	112,871
Kimco Realty Corp.	7,001	169,844
Prologis, Inc.	601	94,249
Simon Property Group, Inc.	3,680	541,696
Ventas, Inc.	6,299	333,973
Vornado Realty Trust	20,798	852,926
Weyerhaeuser Co.	20,505	829,017

		3,758,983

Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	620	313,180
Kroger Co.	1,508	65,734
Walmart, Inc.	12,702	1,775,867

		2,154,781

Food Products - 0.8%
Campbell Soup Co.	2,856	126,007
Hershey Co.	1,848	364,185
Mondelez International, Inc., Class A	6,430	431,003
Tyson Foods, Inc., Class A	8,476	770,384

		1,691,579

Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	9,157	1,167,151
Align Technology, Inc. (A)	1,223	605,336
Becton Dickinson & Co.	1,774	450,844
Boston Scientific Corp. (A)	1,038	44,530
DexCom, Inc. (A)	79	34,008
Hologic, Inc. (A)	5,486	385,337
IDEXX Laboratories, Inc. (A)	868	440,336
Intuitive Surgical, Inc. (A)	2,237	635,711
Medtronic PLC	6,888	712,839
Stryker Corp.	638	158,256
Teleflex, Inc.	246	76,307

		4,710,655

Health Care Providers & Services - 3.2%
AmerisourceBergen Corp.	955	130,071
Anthem, Inc.	2,348	1,035,444
Cardinal Health, Inc.	2,226	114,795
Centene Corp. (A)	823	63,996
Cigna Corp.	4,258	981,299
DaVita, Inc. (A)	557	60,362
HCA Healthcare, Inc.	996	239,090

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings (A)	4,053	$ 1,099,822
McKesson Corp.	1,978	507,792
Quest Diagnostics, Inc.	637	86,008
UnitedHealth Group, Inc.	4,295	2,029,688

		6,348,367

Hotels, Restaurants & Leisure - 1.4%
Booking Holdings, Inc. (A)	51	125,263
Caesars Entertainment, Inc. (A)	1,705	129,819
Darden Restaurants, Inc.	2,303	322,120
Domino’s Pizza, Inc.	491	223,233
Expedia Group, Inc. (A)	904	165,694
Marriott International, Inc., Class A (A)	2,417	389,427
McDonald’s Corp.	549	142,438
Starbucks Corp.	9,640	947,805
Yum! Brands, Inc.	2,393	299,532

		2,745,331

Household Durables - 0.4%
Garmin Ltd.	1,600	199,072
Lennar Corp., Class A	2,845	273,433
Mohawk Industries, Inc. (A)	1,675	264,432

		736,937

Household Products - 2.1%
Colgate-Palmolive Co.	9,372	772,721
Procter & Gamble Co.	22,012	3,531,826

		4,304,547

Industrial Conglomerates - 0.7%
3M Co.	7,871	1,306,743
General Electric Co.	1,787	168,836

		1,475,579

Insurance - 1.4%
Aflac, Inc.	1,206	75,761
American International Group, Inc.	6,202	358,165
Aon PLC, Class A	2,166	598,769
Cincinnati Financial Corp.	6,074	715,699
Loews Corp.	2,530	150,940
Marsh & McLennan Cos., Inc.	2,362	362,898
MetLife, Inc.	1,335	89,525
Prudential Financial, Inc.	753	84,012
Travelers Cos., Inc.	639	106,189
W.R. Berkley Corp.	3,391	286,540

		2,828,498

Interactive Media & Services - 7.0%
Alphabet, Inc., Class A (A)	1,654	4,475,840
Alphabet, Inc., Class C (A)	2,045	5,550,069
Meta Platforms, Inc., Class A (A)	12,590	3,943,943
Twitter, Inc. (A)	2,284	85,673

		14,055,525

Internet & Direct Marketing Retail - 3.2%
Amazon.com, Inc. (A)	1,963	5,872,256
eBay, Inc.	7,439	446,861
Etsy, Inc. (A)	355	55,763

		6,374,880

IT Services - 3.6%
Accenture PLC, Class A	4,353	1,539,134
DXC Technology Co. (A)	3,684	110,815
Fidelity National Information Services, Inc.	252	30,220

Transamerica Funds	Page 2

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Gartner, Inc. (A)	2,034	$ 597,772
Global Payments, Inc.	619	92,776
International Business Machines Corp.	3,870	516,916
Mastercard, Inc., Class A	3,167	1,223,665
Paychex, Inc.	1,686	198,543
PayPal Holdings, Inc. (A)	3,867	664,892
Visa, Inc., Class A	10,057	2,274,592

		7,249,325

Leisure Products - 0.2%
Hasbro, Inc.	3,766	348,280

Life Sciences Tools & Services - 2.8%
Agilent Technologies, Inc.	4,956	690,470
Bio-Techne Corp.	40	15,056
IQVIA Holdings, Inc. (A)	3,617	885,803
Mettler-Toledo International, Inc. (A)	517	761,376
PerkinElmer, Inc.	522	89,873
Thermo Fisher Scientific, Inc.	3,856	2,241,493
Waters Corp. (A)	2,021	646,962
West Pharmaceutical Services, Inc.	544	213,912

		5,544,945

Machinery - 2.0%
Caterpillar, Inc.	4,263	859,250
Cummins, Inc.	3,336	736,856
Deere & Co.	2,745	1,033,218
Illinois Tool Works, Inc.	1,435	335,675
Parker-Hannifin Corp.	2,957	916,700
Snap-on, Inc.	740	154,105

		4,035,804

Media - 1.8%
Charter Communications, Inc., Class A (A)	326	193,429
Comcast Corp., Class A	32,473	1,623,325
DISH Network Corp., Class A (A)	10,123	317,862
Fox Corp., Class A	19,294	783,529
Fox Corp., Class B	770	28,629
Interpublic Group of Cos., Inc.	10,830	384,898
News Corp., Class A	7,160	159,238
News Corp., Class B	623	13,856
Omnicom Group, Inc.	1,132	85,308

		3,590,074

Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	5,914	220,119
Nucor Corp.	4,813	488,038

		708,157

Multi-Utilities - 1.0%
Dominion Energy, Inc.	5,792	467,183
DTE Energy Co.	9,365	1,127,827
WEC Energy Group, Inc.	4,809	466,665

		2,061,675

Multiline Retail - 0.3%
Target Corp.	3,062	674,957

Oil, Gas & Consumable Fuels - 3.6%
Chevron Corp.	5,612	737,024
ConocoPhillips	9,092	805,733
Coterra Energy, Inc.	8,190	179,361
Diamondback Energy, Inc.	436	55,006
EOG Resources, Inc.	5,012	558,738
Exxon Mobil Corp.	20,567	1,562,269
Marathon Oil Corp.	6,203	120,772
Marathon Petroleum Corp.	8,392	602,126

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	15,600	$ 587,652
ONEOK, Inc.	9,096	551,945
Phillips 66	10,049	852,055
Pioneer Natural Resources Co.	2,687	588,158

		7,200,839

Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	6,444	418,151
Eli Lilly & Co.	3,068	752,856
Johnson & Johnson	21,169	3,647,207
Merck & Co., Inc.	13,206	1,076,025
Pfizer, Inc.	16,336	860,744

		6,754,983

Professional Services - 0.8%
Equifax, Inc.	1,223	293,226
IHS Markit Ltd.	6,073	709,266
Nielsen Holdings PLC	4,036	76,119
Robert Half International, Inc.	3,742	423,819

		1,502,430

Real Estate Management & Development - 0.4%
CBRE Group, Inc., Class A (A)	7,529	762,989

Road & Rail - 1.4%
CSX Corp.	39,347	1,346,454
Old Dominion Freight Line, Inc.	679	205,011
Union Pacific Corp.	5,404	1,321,548

		2,873,013

Semiconductors & Semiconductor Equipment - 6.1%
Advanced Micro Devices, Inc. (A)	6,022	688,013
Applied Materials, Inc.	8,077	1,116,080
Broadcom, Inc.	4,986	2,921,198
KLA Corp.	1,609	626,335
Lam Research Corp.	451	266,054
Microchip Technology, Inc.	5,902	457,287
Micron Technology, Inc.	1,928	158,617
NVIDIA Corp.	12,410	3,038,713
NXP Semiconductors NV	3,256	668,913
QUALCOMM, Inc.	5,553	975,995
Texas Instruments, Inc.	7,623	1,368,252

		12,285,457

Software - 9.2%
Adobe, Inc. (A)	3,156	1,686,251
Cadence Design Systems, Inc. (A)	2,790	424,471
Fortinet, Inc. (A)	1,248	370,955
Intuit, Inc.	1,867	1,036,614
Microsoft Corp.	42,539	13,228,778
Oracle Corp.	2,336	189,590
salesforce.com, Inc. (A)	3,922	912,375
ServiceNow, Inc. (A)	1,186	694,735

		18,543,769

Specialty Retail - 2.8%
Advance Auto Parts, Inc.	471	109,041
AutoZone, Inc. (A)	342	679,332
Bath & Body Works, Inc.	4,414	247,493
Gap, Inc.	1,836	33,177
Home Depot, Inc.	4,740	1,739,485
Lowe’s Cos., Inc.	5,776	1,370,934
O’Reilly Automotive, Inc. (A)	1,323	862,265

Transamerica Funds	Page 3

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Ross Stores, Inc.	398	$ 38,904
Ulta Beauty, Inc. (A)	1,532	557,250

		5,637,881

Technology Hardware, Storage & Peripherals - 7.4%
Apple, Inc.	82,910	14,491,010
Hewlett Packard Enterprise Co.	5,332	87,071
HP, Inc.	6,175	226,808
NetApp, Inc.	1,110	96,026

		14,900,915

Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc., Class B	1,575	233,210
Ralph Lauren Corp.	2,211	245,067
Tapestry, Inc.	7,203	273,354
Under Armour, Inc., Class A (A)	7,546	142,091
Under Armour, Inc., Class C (A)	7,434	118,870

		1,012,592

Tobacco - 0.9%
Altria Group, Inc.	11,114	565,480

	Shares	Value
COMMON STOCKS (continued)
Tobacco (continued)
Philip Morris International, Inc.	12,399	$ 1,275,237

		1,840,717

Trading Companies & Distributors - 0.4%
United Rentals, Inc. (A)	1,565	500,988
WW Grainger, Inc.	601	297,561

		798,549

Total Common Stocks (Cost $142,254,480)		196,651,838

EXCHANGE-TRADED FUND - 1.8%
U.S. Equity Fund - 1.8%
SPDR S&P 500 ETF Trust	7,965	3,583,533

Total Exchange-Traded Fund (Cost $3,455,265)		3,583,533

Total Investments (Cost $145,709,745)		200,235,371
Net Other Assets (Liabilities) - 0.3%		634,042

Net Assets - 100.0%		$ 200,869,413

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$196,651,838	$—	$—	$196,651,838
Exchange-Traded Fund	3,583,533	—	—	3,583,533

Total Investments	$200,235,371	$—	$—	$200,235,371

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 4

Transamerica Large Core

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Large Core (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Page 5